Loans	12 Months Ended
Sep. 30, 2020
Loans
Loans

Note 12. Loans

Accounting policy

As 2018, 2017 and 2016 comparatives were not restated for the Group's adoption of AASB 9 in 2019, the accounting policy applied in 2020 and 2019 differs to that applied prior to 2019. The accounting policy applied prior to 2019 is discussed in Note 39. The accounting policy applied in 2020 and 2019 is as follows.

Loans are financial assets initially recognised at fair value plus directly attributable transaction costs and fees.

Loans are subsequently measured at amortised cost using the effective interest rate method where they have contractual cash flows which represent SPPI on the principal balance outstanding and they are held within a business model whose objective is achieved through holding the loans to collect these cash flows. They are presented net of any provision for ECL.

Loans are subsequently measured at FVIS where they do not have cash flows which represent SPPI, are held within a business model whose objective is achieved by selling the financial asset, or are designated at FVIS to eliminate or reduce an accounting mismatch.

Refer to Note 22 for balances which are measured at fair value and amortised cost.

Loan products that have both mortgage and deposit facilities are presented gross in the balance sheet, segregating the asset and liability component, because they do not meet the criteria to be offset. Interest earned on these products is presented on a net basis in the income statement as this reflects how the customer is charged.

The loan portfolio is disaggregated by location of booking office and product type, as follows:

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Australia
Housing	440,933	449,201	440,926	449,192
Personal	17,081	21,247	16,938	20,848
Business	147,584	152,360	144,354	148,850
Total Australia	605,598	622,808	602,218	618,890
New Zealand
Housing	51,126	47,731	—	—
Personal	1,360	1,709	—	—
Business	29,864	29,285	354	411
Total New Zealand	82,350	78,725	354	411
Total other overseas	10,713	16,845	9,945	15,738
Total loans	698,661	718,378	612,517	635,039
Provision for ECL on loans (refer to Note 13)	(5,602)	(3,608)	(4,693)	(3,103)
Total net loans[1]	693,059	714,770	607,824	631,936

1.	Total net loans include securitised loans of $7,367 million (2019: $7,737 million) for the Group and $132,506 million (2019: $91,061 million) for the Parent Entity.

The following tables show loans presented based on their industry classification:

Consolidated
$m	2020	2019	2018	2017	2016
Australia
Accommodation, cafes and restaurants	7,933	8,039	8,297	8,177	7,536
Agriculture, forestry and fishing	10,116	9,210	8,642	8,182	7,953
Construction	6,711	7,186	6,751	6,043	5,797
Finance and insurance	13,348	14,069	14,059	12,923	14,298
Government, administration and defence	730	753	628	554	675
Manufacturing	8,493	9,337	9,298	9,054	9,140
Mining	2,975	2,869	3,311	3,025	3,641
Property	44,468	44,769	45,471	43,220	44,785
Property services and business services	12,562	14,035	13,477	12,050	11,674
Services	11,675	12,099	12,158	12,950	12,362
Trade	13,268	16,144	16,501	16,063	16,044
Transport and storage	8,218	8,268	8,853	8,624	9,015
Utilities	4,962	4,077	4,350	5,237	4,025
Retail lending	454,433	466,550	463,609	451,315	429,522
Other	5,706	5,403	6,680	4,229	2,777
Total Australia	605,598	622,808	622,085	601,646	579,244
New Zealand
Accommodation, cafes and restaurants	388	355	323	290	256
Agriculture, forestry and fishing	9,101	8,553	8,138	7,772	7,788
Construction	509	493	502	447	396
Finance and insurance	3,427	3,009	2,903	2,478	2,682
Government, administration and defence	94	85	114	137	163
Manufacturing	1,689	1,913	2,199	2,090	2,324
Mining	203	278	206	141	280
Property	6,667	6,412	5,997	5,858	5,925
Property services and business services	951	1,182	1,073	1,113	1,084
Services	2,119	1,973	1,733	1,810	1,396
Trade	1,949	2,344	2,509	2,163	2,333
Transport and storage	1,176	1,131	1,029	1,080	1,257
Utilities	1,303	1,429	1,003	1,237	1,600
Retail lending	52,584	49,473	46,613	45,190	45,011
Other	190	95	—	—	—
Total New Zealand	82,350	78,725	74,342	71,806	72,495
Other overseas
Accommodation, cafes and restaurants	118	109	112	97	118
Agriculture, forestry and fishing	124	150	19	5	12
Construction	51	55	71	55	147
Finance and insurance	2,298	4,628	4,774	4,289	2,767
Government, administration and defence	20	2	25	4	4
Manufacturing	1,877	3,784	3,257	2,982	2,619
Mining	336	468	322	349	535
Property	416	492	467	491	479
Property services and business services	1,545	1,610	1,684	540	526
Services	218	243	205	205	99
Trade	1,553	2,293	2,312	2,680	3,463
Transport and storage	732	997	1,232	1,389	1,186
Utilities	950	1,086	736	514	442
Retail lending	457	863	683	657	1,120
Other	18	65	178	76	—
Total other overseas	10,713	16,845	16,077	14,333	13,517
Total loans	698,661	718,378	712,504	687,785	665,256
Provision for ECL on loans (refer Note 13)	(5,602)	(3,608)	—	—	—
Provision for impairment charges on loans	—	—	(2,814)	(2,866)	(3,330)
Total net loans	693,059	714,770	709,690	684,919	661,926

Parent Entity
$m	2020	2019
Australia
Accommodation, cafes and restaurants	7,857	7,967
Agriculture, forestry and fishing	10,058	9,151
Construction	6,199	6,810
Finance and insurance	13,290	14,005
Government, administration and defence	709	746
Manufacturing	8,282	9,155
Mining	2,955	2,849
Property	44,468	44,707
Property services and business services	11,843	13,192
Services	11,334	11,853
Trade	13,058	15,961
Transport and storage	7,870	7,961
Utilities	4,938	4,053
Retail lending	454,259	465,535
Other	5,098	4,945
Total Australia	602,218	618,890
New Zealand
Accommodation, cafes and restaurants	—	—
Agriculture, forestry and fishing	4	5
Construction	4	8
Finance and insurance	—	—
Government, administration and defence	—	—
Manufacturing	70	94
Mining	—	—
Property	1	—
Property services and business services	7	7
Services	—	—
Trade	263	297
Transport and storage	5	—
Utilities	—	—
Retail lending	—	—
Other	—	—
Total New Zealand	354	411
Other overseas
Accommodation, cafes and restaurants	81	67
Agriculture, forestry and fishing	114	130
Construction	46	47
Finance and insurance	2,295	4,624
Government, administration and defence	20	2
Manufacturing	1,875	3,780
Mining	314	465
Property	209	226
Property services and business services	1,478	1,528
Services	196	216
Trade	1,415	2,115
Transport and storage	642	886
Utilities	894	1,036
Retail lending	359	587
Other	7	29
Total other overseas	9,945	15,738
Total loans	612,517	635,039
Provision for ECL on loans	(4,693)	(3,103)
Total net loans	607,824	631,936

The following table shows the Group’s contractual maturity distribution of all loans by industry as at 30 September 2020:

Consolidated 2020		Over 1 year
$m	Up to 1 year	to 5 years	Over 5 years	Total
Australia
Accommodation, cafes and restaurants	3,253	4,303	377	7,933
Agriculture, forestry and fishing	3,115	6,417	584	10,116
Construction	1,604	4,241	866	6,711
Finance and insurance	6,066	4,761	2,521	13,348
Government, administration and defence	300	154	276	730
Manufacturing	3,465	4,589	439	8,493
Mining	458	1,903	614	2,975
Property	18,027	25,088	1,353	44,468
Property services and business services	2,991	8,055	1,516	12,562
Services	3,793	6,252	1,630	11,675
Trade	5,892	6,236	1,140	13,268
Transport and storage	1,593	5,977	648	8,218
Utilities	860	3,847	255	4,962
Retail lending	16,491	10,468	427,474	454,433
Other	748	3,886	1,072	5,706
Total Australia	68,656	96,177	440,765	605,598
Total New Zealand	20,555	11,481	50,314	82,350
Total other overseas	3,151	6,900	662	10,713
Total loans	92,362	114,558	491,741	698,661

	2020			2019
	Loans at	Loans at		Loans at	Loans at
	variable	fixed		variable	fixed
Consolidated	interest	interest		interest	interest
$m	rates	rates	Total	rates	rates	Total
Interest rate segmentation of Group
loans maturing after one year
By offices in Australia	396,055	140,887	536,942	418,494	129,035	547,529
By offices in New Zealand	8,771	53,024	61,795	9,102	50,499	59,601
By offices in other overseas	7,216	346	7,562	9,881	943	10,824
Total loans maturing after one year	412,042	194,257	606,299	437,477	180,477	617,954